Summary of shares held (Details) - Directors [member]	12 Months Ended
Jun. 30, 2024 shares
IfrsStatementLineItems [Line Items]
Shares Held, Beginning Balance	286,328
Shares Held, Received on exercise of Performance Rights
Shares Held, Other changes	(22,824) [1]
Shares Held, Ending Balance	263,504

[1]	Other changes represent shares that were purchased or sold during the year, together with changes due to movements in director appointments made during the year.